Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Russell U.S. Core Equity Fund
RUSSELL U.S. CORE EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Core Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.22%	0.30%	0.10%
Total Annual Fund Operating Expenses	[1]	1.10%	1.85%	1.10%	0.77%	0.85%	0.65%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest, decreasing their allocations to the Fund. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Core Equity Fund (USD $)	Class A	Class C	Class E	Class I	Class S	Class Y
1 Year	681	188	112	79	87	67
3 Years	906	583	350	247	271	209
5 Years	1,148	1,002	606	430	471	364
10 Years	1,843	2,173	1,341	958	1,049	814

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (" ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class A	8.83%	(1.87%)	5.83%
Class C	14.67%	(1.38%)	6.10%
Class E	15.53%	(0.66%)	6.48%
Class I	15.91%	(0.41%)	6.76%
Class Y	16.03%	(0.33%)	6.84%
Class S	15.82%	(0.49%)	6.71%
Class S Return After Taxes on Distributions	15.63%	(0.65%)	6.22%
Class S Return After Taxes on Distributions and Sale of Fund Shares	10.52%	(0.44%)	5.81%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest, decreasing their allocations to the Fund. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (" ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	1,843
1 Year	rr_AverageAnnualReturnYear01	8.83%
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell U.S. Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	2,173
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	6.10%
Russell U.S. Core Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,341
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	6.48%
Russell U.S. Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	430
10 Years	rr_ExpenseExampleYear10	958
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	6.76%
Russell U.S. Core Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
2003	rr_AnnualReturn2003	29.22%
2004	rr_AnnualReturn2004	11.58%
2005	rr_AnnualReturn2005	7.82%
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	10.76%
2008	rr_AnnualReturn2008	(41.84%)
2009	rr_AnnualReturn2009	29.49%
2010	rr_AnnualReturn2010	15.36%
2011	rr_AnnualReturn2011	(3.04%)
2012	rr_AnnualReturn2012	15.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.01%)
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	6.71%
Russell U.S. Core Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	364
10 Years	rr_ExpenseExampleYear10	814
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	6.84%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	6.22%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
Russell U.S. Core Equity Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest, decreasing their allocations to the Fund. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.

Russell U.S. Defensive Equity Fund
RUSSELL U.S. DEFENSIVE EQUITY FUND
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Defensive Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Defensive Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.24%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	1.12%	1.87%	1.12%	0.79%	0.87%	0.67%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Defensive Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	682	189	114	80	88	68
3 Years	910	586	355	252	276	213
5 Years	1,155	1,008	616	438	480	371
10 Years	1,857	2,185	1,360	976	1,068	830

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies that a money manager believes have: (i) lower than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Index to the Russell 1000® Defensive Index. The U.S. Defensive Equity Linked Benchmark represents the returns of the Russell 1000® Index through August 14, 2012 and the returns of the Russell 1000® Defensive Index thereafter. The U.S. Defensive Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Index to the Russell 1000�� Defensive Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current investment strategy prior to August 15, 2012, the returns shown above would have been different.

Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell U.S. Defensive Equity Fund		1 Year	5 Years	10 Years
Class A	[1]	4.89%	(1.23%)	5.24%
Class C	[1]	10.50%	(0.72%)	5.50%
Class E	[1]	11.35%	none	5.89%
Class I	[1]	11.71%	0.26%	6.16%
Class Y	[1]	11.78%	0.34%	6.23%
Class S	[1]	11.58%	0.19%	6.12%
Class S Return After Taxes on Distributions	[1]	11.35%	none	5.58%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.83%	0.13%	5.30%
Russell 1000�� Defensive Index�� (reflects no deduction for fees, expenses or taxes)	[1]	12.75%	2.66%	6.72%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	[1]	16.42%	1.92%	7.52%
U.S. Defensive Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	[1]	13.51%	1.40%	7.25%
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Index to the Russell 1000�� Defensive Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current investment strategy prior to August 15, 2012, the returns shown above would have been different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. DEFENSIVE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies that a money manager believes have: (i) lower than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The U.S. Defensive Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Index to the Russell 1000® Defensive Index. The U.S. Defensive Equity Linked Benchmark represents the returns of the Russell 1000® Index through August 14, 2012 and the returns of the Russell 1000® Defensive Index thereafter. Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000® Index to the Russell 1000® Defensive Index™. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current investment strategy prior to August 15, 2012, the returns shown above would have been different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Index to the Russell 1000® Defensive Index. The U.S. Defensive Equity Linked Benchmark represents the returns of the Russell 1000® Index through August 14, 2012 and the returns of the Russell 1000® Defensive Index thereafter. The U.S. Defensive Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Defensive Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	910
5 Years	rr_ExpenseExampleYear05	1,155
10 Years	rr_ExpenseExampleYear10	1,857
1 Year	rr_AverageAnnualReturnYear01	4.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.23%)	[3]
10 Years	rr_AverageAnnualReturnYear10	5.24%	[3]
Russell U.S. Defensive Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	586
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	2,185
1 Year	rr_AverageAnnualReturnYear01	10.50%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.72%)	[3]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[3]
Russell U.S. Defensive Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	1,360
1 Year	rr_AverageAnnualReturnYear01	11.35%	[3]
5 Years	rr_AverageAnnualReturnYear05	none	[3]
10 Years	rr_AverageAnnualReturnYear10	5.89%	[3]
Russell U.S. Defensive Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	438
10 Years	rr_ExpenseExampleYear10	976
1 Year	rr_AverageAnnualReturnYear01	11.71%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.26%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.16%	[3]
Russell U.S. Defensive Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	480
10 Years	rr_ExpenseExampleYear10	1,068
2003	rr_AnnualReturn2003	29.77%	[3]
2004	rr_AnnualReturn2004	10.72%	[3]
2005	rr_AnnualReturn2005	6.70%	[3]
2006	rr_AnnualReturn2006	13.84%	[3]
2007	rr_AnnualReturn2007	2.77%	[3]
2008	rr_AnnualReturn2008	(37.37%)	[3]
2009	rr_AnnualReturn2009	22.99%	[3]
2010	rr_AnnualReturn2010	12.51%	[3]
2011	rr_AnnualReturn2011	4.38%	[3]
2012	rr_AnnualReturn2012	11.58%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
1 Year	rr_AverageAnnualReturnYear01	11.58%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.19%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.12%	[3]
Russell U.S. Defensive Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	371
10 Years	rr_ExpenseExampleYear10	830
1 Year	rr_AverageAnnualReturnYear01	11.78%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.34%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.23%	[3]
Russell U.S. Defensive Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.35%	[3]
5 Years	rr_AverageAnnualReturnYear05	none	[3]
10 Years	rr_AverageAnnualReturnYear10	5.58%	[3]
Russell U.S. Defensive Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.30%	[3]
Russell U.S. Defensive Equity Fund | Russell 1000�� Defensive Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.72%	[3]
Russell U.S. Defensive Equity Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.92%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[3]
Russell U.S. Defensive Equity Fund | U.S. Defensive Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.51%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.40%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.25%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. In August 2012, certain funds of funds, also managed by Russell Investment Management Company ("RIMCo"), changed their allocations to underlying funds in which they invest. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of the reallocation.
[3]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Index to the Russell 1000�� Defensive Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current investment strategy prior to August 15, 2012, the returns shown above would have been different.

Russell U.S. Dynamic Equity Fund
RUSSELL U.S. DYNAMIC EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Dynamic Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Dynamic Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1][2]	0.54%	0.79%	0.79%	0.46%	0.54%	0.34%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.59%	1.26%	1.34%	1.14%
Less Fee Waivers and Expense Reimbursements	[1]	(0.04%)	(0.04%)	(0.04%)	(0.09%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.55%	2.30%	1.55%	1.17%	1.30%	1.10%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012. In August 2012, certain funds of funds, also managed by RIMCo, changed their allocations to underlying funds in which they invest, adding an allocation to the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of the reallocation.
[2]	(including Dividend and Interest Expenses on Short Sales of 0.12%)

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Dynamic Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	724	233	158	119	133	113
3 Years	1,045	721	493	380	417	355
5 Years	1,388	1,240	857	672	728	622
10 Years	2,353	2,664	1,880	1,502	1,609	1,383

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to dynamic stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies that a money manager believes are currently undergoing or are expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. Certain of the Fund's money managers may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which they sell securities short. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Growth Index to the Russell 1000® Dynamic IndexTM. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000® Growth Index through August 14, 2012 and the returns of the Russell 1000® Dynamic IndexTM thereafter. The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Growth Index to the Russell 1000�� Dynamic Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current strategy prior to August 15, 2012, the returns shown above would have been different.

Highest Quarterly Return: 18.36% (2Q/03) Lowest Quarterly Return: (24.87)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell U.S. Dynamic Equity Fund		1 Year	5 Years	10 Year
Class A	[1]	12.28%	0.30%	6.26%
Class C	[1]	18.13%	0.73%	6.01%
Class E	[1]	19.10%	1.49%	6.89%
Class I	[1]	19.59%	1.89%	7.30%
Class Y	[1]	19.69%	1.91%	7.31%
Class S	[1]	19.47%	1.73%	7.15%
Class S Return After Taxes on Distributions	[1]	19.44%	1.72%	7.07%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.70%	1.48%	6.31%
Russell 1000�� Dynamic Index�� (reflects no deduction for fees, expenses or taxes)	[1]	20.21%	0.70%	8.04%
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	15.26%	3.12%	7.52%
U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	[1]	20.21%	3.99%	7.97%
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Growth Index to the Russell 1000�� Dynamic Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current strategy prior to August 15, 2012, the returns shown above would have been different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. DYNAMIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012. In August 2012, certain funds of funds, also managed by RIMCo, changed their allocations to underlying funds in which they invest, adding an allocation to the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of the reallocation.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to dynamic stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies that a money manager believes are currently undergoing or are expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. Certain of the Fund's money managers may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which they sell securities short. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.36% (2Q/03) Lowest Quarterly Return: (24.87)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Growth Index to the Russell 1000® Dynamic IndexTM. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000® Growth Index through August 14, 2012 and the returns of the Russell 1000® Dynamic IndexTM thereafter. Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000® Growth Index to the Russell 1000® Dynamic Index™. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current strategy prior to August 15, 2012, the returns shown above would have been different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIMCo changed the Fund's primary benchmark from the Russell 1000® Growth Index to the Russell 1000® Dynamic IndexTM. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000® Growth Index through August 14, 2012 and the returns of the Russell 1000® Dynamic IndexTM thereafter. The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Dynamic Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,388
10 Years	rr_ExpenseExampleYear10	2,353
1 Year	rr_AverageAnnualReturnYear01	12.28%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.30%	[4]
10 Year	rr_AverageAnnualReturnYear10	6.26%	[4]
Russell U.S. Dynamic Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.30%	[2]
1 Year	rr_ExpenseExampleYear01	233
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,664
1 Year	rr_AverageAnnualReturnYear01	18.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.73%	[4]
10 Year	rr_AverageAnnualReturnYear10	6.01%	[4]
Russell U.S. Dynamic Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,880
1 Year	rr_AverageAnnualReturnYear01	19.10%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[4]
10 Year	rr_AverageAnnualReturnYear10	6.89%	[4]
Russell U.S. Dynamic Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	1,502
1 Year	rr_AverageAnnualReturnYear01	19.59%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.89%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.30%	[4]
Russell U.S. Dynamic Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,609
2003	rr_AnnualReturn2003	39.85%	[4]
2004	rr_AnnualReturn2004	6.44%	[4]
2005	rr_AnnualReturn2005	5.53%	[4]
2006	rr_AnnualReturn2006	4.02%	[4]
2007	rr_AnnualReturn2007	12.01%	[4]
2008	rr_AnnualReturn2008	(44.02%)	[4]
2009	rr_AnnualReturn2009	41.78%	[4]
2010	rr_AnnualReturn2010	15.35%	[4]
2011	rr_AnnualReturn2011	(0.36%)	[4]
2012	rr_AnnualReturn2012	19.47%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
1 Year	rr_AverageAnnualReturnYear01	19.47%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.15%	[4]
Russell U.S. Dynamic Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,383
1 Year	rr_AverageAnnualReturnYear01	19.69%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.31%	[4]
Russell U.S. Dynamic Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.44%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.72%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.07%	[4]
Russell U.S. Dynamic Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[4]
10 Year	rr_AverageAnnualReturnYear10	6.31%	[4]
Russell U.S. Dynamic Equity Fund | Russell 1000�� Dynamic Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.21%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[4]
10 Year	rr_AverageAnnualReturnYear10	8.04%	[4]
Russell U.S. Dynamic Equity Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.52%	[4]
Russell U.S. Dynamic Equity Fund | U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.21%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.99%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.97%	[4]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012. In August 2012, certain funds of funds, also managed by RIMCo, changed their allocations to underlying funds in which they invest, adding an allocation to the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of the reallocation.
[3]	(including Dividend and Interest Expenses on Short Sales of 0.12%)
[4]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000�� Growth Index to the Russell 1000�� Dynamic Index���. The returns shown above include the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its current strategy prior to August 15, 2012, the returns shown above would have been different.

Russell U.S. Strategic Equity Fund
RUSSELL U.S. STRATEGIC EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Strategic Equity Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Strategic Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1][2]	0.35%	0.60%	0.60%	0.35%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	1.10%
Less Fee Waivers and Expense Reimbursements	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Annual Fund Operating Expenses	[1]	1.13%	1.88%	1.13%	0.88%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.
[2]	(including Dividend and Interest Expenses on Short Sales of 0.03%)

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Strategic Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	691	191	115	90
3 Years	982	636	405	329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which they sell securities short. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. STRATEGIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which they sell securities short. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Strategic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	982
Russell U.S. Strategic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	636
Russell U.S. Strategic Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	405
Russell U.S. Strategic Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	329

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.
[3]	(including Dividend and Interest Expenses on Short Sales of 0.03%)

Russell U.S. Large Cap Equity Fund
RUSSELL U.S. LARGE CAP EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Large Cap Equity Fund		Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Large Cap Equity Fund		Class A Shares	Class C Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none
Other Expenses	[1]	0.42%	0.67%	0.42%
Total Annual Fund Operating Expenses	[1]	1.37%	2.12%	1.12%
Less Fee Waivers and Expense Reimbursements	[1]	(0.25%)	(0.25%)	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.12%	1.87%	0.87%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Large Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class S Shares
1 Year	683	190	89
3 Years	961	640	330
5 Years	1,260	1,117	591
10 Years	2,106	2,434	1,336

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Large Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,106
Russell U.S. Large Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,117
10 Years	rr_ExpenseExampleYear10	2,434
Russell U.S. Large Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,336

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell U.S. Mid Cap Equity Fund
RUSSELL U.S. MID CAP EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Mid Cap Equity Fund		Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Mid Cap Equity Fund		Class A Shares	Class C Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none
Other Expenses	[1]	0.46%	0.71%	0.46%
Total Annual Fund Operating Expenses	[1]	1.51%	2.26%	1.26%
Less Fee Waivers and Expense Reimbursements	[1]	(0.29%)	(0.29%)	(0.29%)
Net Annual Fund Operating Expenses	[1]	1.22%	1.97%	0.97%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Mid Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class S Shares
1 Year	693	200	99
3 Years	998	678	372
5 Years	1,326	1,183	666
10 Years	2,249	2,572	1,502

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization companies. The Fund defines medium capitalization stocks as stocks of those companies represented by the Russell MidCap® Index or within the capitalization range of the Russell MidCap® Index. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization companies. The Fund defines medium capitalization stocks as stocks of those companies represented by the Russell MidCap® Index or within the capitalization range of the Russell MidCap® Index. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Mid Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,326
10 Years	rr_ExpenseExampleYear10	2,249
Russell U.S. Mid Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	678
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	2,572
Russell U.S. Mid Cap Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,502

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell U.S. Small Cap Equity Fund
RUSSELL U.S. SMALL CAP EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Small Cap Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Small Cap Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.22%	0.30%	0.10%
Total Annual Fund Operating Expenses	[1]	1.25%	2.00%	1.25%	0.92%	1.00%	0.80%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Small Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	695	203	127	94	102	81
3 Years	948	627	396	292	318	254
5 Years	1,221	1,077	685	508	552	442
10 Years	1,998	2,325	1,509	1,128	1,223	984

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Russell 2500TM Index to the Russell 2000® Index. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through December 31, 2011 and the returns of the Russell 2000® Index thereafter. The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell U.S. Small Cap Equity Fund	1 Year	5 Years	10 Years
Class A	7.18%	(0.88%)	7.47%
Class C	12.87%	(0.36%)	7.75%
Class E	13.83%	0.36%	8.14%
Class I	14.15%	0.62%	8.39%
Class Y	14.23%	0.70%	8.49%
Class S	14.07%	0.52%	8.34%
Class S Return After Taxes on Distributions	13.91%	0.41%	6.66%
Class S Return After Taxes on Distributions and Sale of Fund Shares	9.36%	0.41%	6.83%
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
U.S. Small Cap Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	16.35%	4.07%	10.34%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Russell 2500TM Index to the Russell 2000® Index. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through December 31, 2011 and the returns of the Russell 2000® Index thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Russell 2500TM Index to the Russell 2000® Index. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through December 31, 2011 and the returns of the Russell 2000® Index thereafter. The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Small Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,221
10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
10 Years	rr_AverageAnnualReturnYear10	7.47%
Russell U.S. Small Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	2,325
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
10 Years	rr_AverageAnnualReturnYear10	7.75%
Russell U.S. Small Cap Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,509
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Russell U.S. Small Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,128
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Russell U.S. Small Cap Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,223
2003	rr_AnnualReturn2003	46.69%
2004	rr_AnnualReturn2004	14.51%
2005	rr_AnnualReturn2005	6.22%
2006	rr_AnnualReturn2006	16.12%
2007	rr_AnnualReturn2007	4.77%
2008	rr_AnnualReturn2008	(43.87%)
2009	rr_AnnualReturn2009	32.15%
2010	rr_AnnualReturn2010	26.47%
2011	rr_AnnualReturn2011	(4.07%)
2012	rr_AnnualReturn2012	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 Year	rr_AverageAnnualReturnYear01	14.07%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Russell U.S. Small Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	442
10 Years	rr_ExpenseExampleYear10	984
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Russell U.S. Small Cap Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Russell U.S. Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Russell U.S. Small Cap Equity Fund | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Russell U.S. Small Cap Equity Fund | U.S. Small Cap Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	10.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell International Developed Markets Fund
RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell International Developed Markets Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.91%	0.99%	0.79%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell International Developed Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	694	202	126	92	101	81
3 Years	944	623	392	289	314	253
5 Years	1,215	1,070	678	501	545	440
10 Years	1,984	2,312	1,495	1,114	1,208	981

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may invest in forward currency contracts to protect its investments against adverse currency exchange rate changes and may engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell International Developed Markets Fund	1 Year	5 Years	10 Years
Class A	10.64%	(6.04%)	6.77%
Class C	16.51%	(5.52%)	7.06%
Class E	17.45%	(4.84%)	7.44%
Class I	17.83%	(4.60%)	7.69%
Class Y	17.91%	(4.55%)	7.75%
Class S	17.69%	(4.67%)	7.65%
Class S Return After Taxes on Distributions	17.37%	(4.90%)	6.73%
Class S Return After Taxes on Distributions and Sale of Fund Shares	11.99%	(3.91%)	6.63%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	16.73%	(3.23%)	8.85%
International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	16.73%	(3.83%)	8.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may invest in forward currency contracts to protect its investments against adverse currency exchange rate changes and may engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell International Developed Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	1,984
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Years	rr_AverageAnnualReturnYear05	(6.04%)
10 Years	rr_AverageAnnualReturnYear10	6.77%
Russell International Developed Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	2,312
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	(5.52%)
10 Years	rr_AverageAnnualReturnYear10	7.06%
Russell International Developed Markets Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_AverageAnnualReturnYear01	17.45%
5 Years	rr_AverageAnnualReturnYear05	(4.84%)
10 Years	rr_AverageAnnualReturnYear10	7.44%
Russell International Developed Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,114
1 Year	rr_AverageAnnualReturnYear01	17.83%
5 Years	rr_AverageAnnualReturnYear05	(4.60%)
10 Years	rr_AverageAnnualReturnYear10	7.69%
Russell International Developed Markets Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,208
2003	rr_AnnualReturn2003	38.72%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	14.82%
2006	rr_AnnualReturn2006	25.72%
2007	rr_AnnualReturn2007	12.91%
2008	rr_AnnualReturn2008	(44.57%)
2009	rr_AnnualReturn2009	29.42%
2010	rr_AnnualReturn2010	8.17%
2011	rr_AnnualReturn2011	(13.80%)
2012	rr_AnnualReturn2012	17.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Years	rr_AverageAnnualReturnYear05	(4.67%)
10 Years	rr_AverageAnnualReturnYear10	7.65%
Russell International Developed Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	981
1 Year	rr_AverageAnnualReturnYear01	17.91%
5 Years	rr_AverageAnnualReturnYear05	(4.55%)
10 Years	rr_AverageAnnualReturnYear10	7.75%
Russell International Developed Markets Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	(4.90%)
10 Years	rr_AverageAnnualReturnYear10	6.73%
Russell International Developed Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	(3.91%)
10 Years	rr_AverageAnnualReturnYear10	6.63%
Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	8.85%
Russell International Developed Markets Fund | International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	(3.83%)
10 Years	rr_AverageAnnualReturnYear10	8.13%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Global Equity Fund
RUSSELL GLOBAL EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Equity Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.09%
Total Annual Fund Operating Expenses	[1]	1.49%	2.24%	1.49%	1.24%	1.04%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	718	228	152	127	106
3 Years	1,020	702	472	395	331
5 Years	1,343	1,202	815	683	574
10 Years	2,256	2,579	1,784	1,505	1,272

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may invest in forward currency contracts to protect its investments against adverse currency exchange rate changes and may engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 21.73% (2Q/09) Lowest Quarterly Return: (23.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Global Equity Fund	1 Year	5 Year	Since Inception
Class A	8.65%	(2.96%)	(1.33%)
Class C	14.47%	(2.54%)	(1.09%)
Class E	15.33%	(1.80%)	(0.35%)
Class Y	15.79%	(1.41%)	0.03%
Class S	15.59%	(1.55%)	(0.09%)
Class S Return After Taxes on Distributions	15.52%	(1.57%)	(0.24%)
Class S Return After Taxes on Distributions and Sale of Fund Shares	10.49%	(1.21%)	(0.04%)
Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	16.16%	(0.97%)	0.56%
Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	16.16%	(1.15%)	0.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may invest in forward currency contracts to protect its investments against adverse currency exchange rate changes and may engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.73% (2Q/09) Lowest Quarterly Return: (23.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,020
5 Years	rr_ExpenseExampleYear05	1,343
10 Years	rr_ExpenseExampleYear10	2,256
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Year	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.33%)
Russell Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[2]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	702
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	2,579
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Year	rr_AverageAnnualReturnYear05	(2.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.09%)
Russell Global Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	1,784
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Year	rr_AverageAnnualReturnYear05	(1.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Russell Global Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	683
10 Years	rr_ExpenseExampleYear10	1,505
2008	rr_AnnualReturn2008	(43.91%)
2009	rr_AnnualReturn2009	36.80%
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	(9.07%)
2012	rr_AnnualReturn2012	15.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Year	rr_AverageAnnualReturnYear05	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Russell Global Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,272
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Year	rr_AverageAnnualReturnYear05	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Russell Global Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Year	rr_AverageAnnualReturnYear05	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Russell Global Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Year	rr_AverageAnnualReturnYear05	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Russell Global Equity Fund | Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Year	rr_AverageAnnualReturnYear05	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Russell Global Equity Fund | Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Year	rr_AverageAnnualReturnYear05	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Emerging Markets Fund
RUSSELL EMERGING MARKETS FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Emerging Markets Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.75%	1.50%	1.30%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Emerging Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	743	253	178	153	132
3 Years	1,094	779	551	474	412
5 Years	1,469	1,331	949	818	713
10 Years	2,519	2,836	2,062	1,791	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's net assets may be "illiquid securities." The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 39.59% (2Q/09) Lowest Quarterly Return: (29.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Emerging Markets Fund	1 Year	5 Years	10 Years
Class A	11.56%	(1.68%)	15.89%
Class C	17.43%	(1.26%)	15.74%
Class E	18.36%	(0.51%)	16.58%
Class Y	18.91%	(0.11%)	16.94%
Class S	18.65%	(0.26%)	16.86%
Class S Return After Taxes on Distributions	18.92%	(0.38%)	15.93%
Class S Return After Taxes on Distributions and Sale of Fund Shares	12.79%	0.02%	15.32%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	18.78%	(0.98%)	16.44%
Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	18.78%	(1.06%)	16.43%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's net assets may be "illiquid securities." The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 39.59% (2Q/09) Lowest Quarterly Return: (29.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,094
5 Years	rr_ExpenseExampleYear05	1,469
10 Years	rr_ExpenseExampleYear10	2,519
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	15.89%
Russell Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,836
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	15.74%
Russell Emerging Markets Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	16.58%
Russell Emerging Markets Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
2003	rr_AnnualReturn2003	58.19%
2004	rr_AnnualReturn2004	27.89%
2005	rr_AnnualReturn2005	31.15%
2006	rr_AnnualReturn2006	31.24%
2007	rr_AnnualReturn2007	38.10%
2008	rr_AnnualReturn2008	(54.09%)
2009	rr_AnnualReturn2009	84.05%
2010	rr_AnnualReturn2010	20.10%
2011	rr_AnnualReturn2011	(18.00%)
2012	rr_AnnualReturn2012	18.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
1 Year	rr_AverageAnnualReturnYear01	18.65%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	16.86%
Russell Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	16.94%
Russell Emerging Markets Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	15.93%
Russell Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.79%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	15.32%
Russell Emerging Markets Fund | Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.78%
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	16.44%
Russell Emerging Markets Fund | Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.78%
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	16.43%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Tax-Managed U.S. Large Cap Fund
RUSSELL TAX-MANAGED U.S. LARGE CAP FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Large Cap Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	1.24%	1.99%	1.24%	0.99%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax-Managed U.S. Large Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	694	202	127	101
3 Years	947	625	394	316
5 Years	1,219	1,074	682	548
10 Years	1,993	2,319	1,502	1,215

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Tax-Managed U.S. Large Cap Fund	1 Year	5 Years	10 Years
Class A	9.98%	(0.32%)	5.79%
Class C	15.91%	0.14%	5.63%
Class E	16.74%	0.89%	6.43%
Class S	17.06%	1.15%	6.69%
Class S Return After Taxes on Distributions	16.95%	1.04%	6.58%
Class S Return After Taxes on Distributions and Sale of Fund Shares	11.24%	0.95%	5.88%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL TAX-MANAGED U.S. LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax-Managed U.S. Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	1,993
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	5.79%
Russell Tax-Managed U.S. Large Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	2,319
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Russell Tax-Managed U.S. Large Cap Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	682
10 Years	rr_ExpenseExampleYear10	1,502
1 Year	rr_AverageAnnualReturnYear01	16.74%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Russell Tax-Managed U.S. Large Cap Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,215
2003	rr_AnnualReturn2003	28.46%
2004	rr_AnnualReturn2004	12.60%
2005	rr_AnnualReturn2005	4.48%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	7.56%
2008	rr_AnnualReturn2008	(41.64%)
2009	rr_AnnualReturn2009	33.48%
2010	rr_AnnualReturn2010	17.18%
2011	rr_AnnualReturn2011	(0.93%)
2012	rr_AnnualReturn2012	17.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Russell Tax-Managed U.S. Large Cap Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.95%
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Russell Tax-Managed U.S. Large Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Russell Tax-Managed U.S. Large Cap Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Tax-Managed U.S. Mid & Small Cap Fund
RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.98%	0.98%	0.98%	0.98%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.36%	0.61%	0.61%	0.36%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.59%	1.34%
Less Fee Waivers and Expense Reimbursements	[1]	(0.04%)	(0.07%)	(0.07%)	(0.07%)
Net Annual Fund Operating Expenses	[1]	1.55%	2.27%	1.52%	1.27%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax-Managed U.S. Mid & Small Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	724	230	155	130
3 Years	1,045	724	496	418
5 Years	1,389	1,245	860	728
10 Years	2,355	2,672	1,885	1,608

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500TM Index or within the capitalization range of the Russell 2500TM Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (" RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 22.75% (2Q/09) Lowest Quarterly Return: (26.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Tax-Managed U.S. Mid & Small Cap Fund	1 Year	5 Years	10 Years
Class A	6.76%	2.67%	8.90%
Class C	12.54%	3.15%	8.73%
Class E	13.44%	3.91%	9.56%
Class S	13.65%	4.18%	9.84%
Class S Return After Taxes on Distributions	13.56%	4.12%	9.63%
Class S Return After Taxes on Distributions and Sale of Fund Shares	8.90%	3.56%	8.73%
Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500TM Index or within the capitalization range of the Russell 2500TM Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (" RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
                Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.75% (2Q/09) Lowest Quarterly Return: (26.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,355
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	8.90%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%	[2]
1 Year	rr_ExpenseExampleYear01	230
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,672
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,885
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	9.56%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,608
2003	rr_AnnualReturn2003	37.26%
2004	rr_AnnualReturn2004	16.98%
2005	rr_AnnualReturn2005	7.93%
2006	rr_AnnualReturn2006	13.68%
2007	rr_AnnualReturn2007	5.70%
2008	rr_AnnualReturn2008	(35.73%)
2009	rr_AnnualReturn2009	33.64%
2010	rr_AnnualReturn2010	26.12%
2011	rr_AnnualReturn2011	(0.34%)
2012	rr_AnnualReturn2012	13.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.49%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Russell Global Opportunistic Credit Fund
RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Opportunistic Credit Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.33%	0.58%	0.58%	0.33%	0.13%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.13%
Less Fee Waivers and Expense Reimbursements	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.22%	0.97%	0.86%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Opportunistic Credit Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	495	200	124	99	88
3 Years	822	692	462	385	333
5 Years	1,171	1,212	824	693	597
10 Years	2,155	2,636	1,843	1,567	1,353

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investments against adverse currency exchange rate changes. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or sectors by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. A portion of the Fund's net assets may be "illiquid" securities. The Fund may invest in variable and floating rate securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
               The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The Global Opportunistic Credit Blended Benchmark is a composite index consisting of 60% Bank of America Merrill Lynch Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index. The Global Opportunistic Credit Blended Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 6.11% (1Q/12) Lowest Quarter (5.80)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Global Opportunistic Credit Fund	1 Year	Since Inception
Class A	12.01%	6.90%
Class C	15.50%	7.94%
Class E	16.37%	8.71%
Class Y	16.73%	9.12%
Class S	16.63%	8.99%
Class S Return After Taxes on Distributions	13.74%	6.56%
Class S Return After Taxes on Distributions and Sale of Fund Shares	10.76%	6.24%
Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)	18.89%	10.67%
Global Opportunistic Credit Blended Benchmark (reflects no deduction for fees, expenses or taxes)	18.32%	10.43%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investments against adverse currency exchange rate changes. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or sectors by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. A portion of the Fund's net assets may be "illiquid" securities. The Fund may invest in variable and floating rate securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Global Opportunistic Credit Blended Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 6.11% (1Q/12) Lowest Quarter (5.80)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The Global Opportunistic Credit Blended Benchmark is a composite index consisting of 60% Bank of America Merrill Lynch Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index. The Global Opportunistic Credit Blended Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Opportunistic Credit Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	495
3 Years	rr_ExpenseExampleYear03	822
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	2,155
1 Year	rr_AverageAnnualReturnYear01	12.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Russell Global Opportunistic Credit Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	692
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	2,636
1 Year	rr_AverageAnnualReturnYear01	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Russell Global Opportunistic Credit Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	1,843
1 Year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Russell Global Opportunistic Credit Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,567
2011	rr_AnnualReturn2011	3.60%
2012	rr_AnnualReturn2012	16.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
1 Year	rr_AverageAnnualReturnYear01	16.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Russell Global Opportunistic Credit Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	1,353
1 Year	rr_AverageAnnualReturnYear01	16.73%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Russell Global Opportunistic Credit Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Russell Global Opportunistic Credit Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Russell Global Opportunistic Credit Fund | Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Russell Global Opportunistic Credit Fund | Global Opportunistic Credit Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Russell Strategic Bond Fund
RUSSELL STRATEGIC BOND FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Strategic Bond Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	[1]	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	(0.02%)	(0.02%)	none	none	(0.02%)	none
Net Annual Fund Operating Expenses	[1]	1.02%	1.77%	1.04%	0.71%	0.77%	0.59%
[1]	Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Strategic Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	475	180	106	73	79	60
3 Years	692	561	331	227	250	189
5 Years	926	968	574	395	437	329
10 Years	1,597	2,104	1,271	883	976	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 186% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as " high-yield" or "junk bonds"). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Strategic Bond Fund	1 Year	5 Years	10 Years
Class A	4.14%	5.42%	5.10%
Class C	7.37%	5.54%	5.16%
Class E	8.16%	6.31%	5.54%
Class I	8.49%	6.58%	5.83%
Class Y	8.60%	6.68%	5.87%
Class S	8.42%	6.57%	5.82%
Class S Return After Taxes on Distributions	6.77%	4.79%	4.12%
Class S Return After Taxes on Distributions and Sale of Fund Shares	5.48%	4.56%	3.99%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL STRATEGIC BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 186% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as " high-yield" or "junk bonds"). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	475
3 Years	rr_ExpenseExampleYear03	692
5 Years	rr_ExpenseExampleYear05	926
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Russell Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	2,104
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Russell Strategic Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Russell Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell Strategic Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	976
2003	rr_AnnualReturn2003	7.40%
2004	rr_AnnualReturn2004	4.83%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	6.40%
2008	rr_AnnualReturn2008	(8.40%)
2009	rr_AnnualReturn2009	18.64%
2010	rr_AnnualReturn2010	10.78%
2011	rr_AnnualReturn2011	5.30%
2012	rr_AnnualReturn2012	8.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Russell Strategic Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[2]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Russell Strategic Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Russell Strategic Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Russell Strategic Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Investment Grade Bond Fund
RUSSELL INVESTMENT GRADE BOND FUND
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Investment Grade Bond Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.22%	0.30%	0.10%
Total Annual Fund Operating Expenses	[1]	0.80%	1.55%	0.80%	0.47%	0.55%	0.35%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Investment Grade Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	454	158	82	48	56	36
3 Years	621	490	255	151	176	113
5 Years	803	845	444	263	307	197
10 Years	1,328	1,845	990	591	689	443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s characteristics or exposures and it is possible that its judgments regarding a Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund’s use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’ s portfolio instruments or achieving the Fund’s objective.
               Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 6.87% (3Q/09) Lowest Quarterly Return: (2.82)% (3Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class A	1.97%	5.37%	4.67%
Class C	5.17%	5.30%	4.61%
Class E	6.01%	6.22%	5.09%
Class I	6.31%	6.49%	5.36%
Class Y	6.42%	6.56%	5.42%
Class S	6.24%	6.37%	5.30%
Class S Return After Taxes on Distributions	4.69%	4.72%	3.60%
Class S Return After Taxes on Distributions and Sale of Fund Shares	4.26%	4.51%	3.56%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INVESTMENT GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s characteristics or exposures and it is possible that its judgments regarding a Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund’s use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’ s portfolio instruments or achieving the Fund’s objective.
               Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.87% (3Q/09) Lowest Quarterly Return: (2.82)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	454
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,328
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Russell Investment Grade Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Russell Investment Grade Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Russell Investment Grade Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[2]
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Russell Investment Grade Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
2003	rr_AnnualReturn2003	4.27%
2004	rr_AnnualReturn2004	4.36%
2005	rr_AnnualReturn2005	2.09%
2006	rr_AnnualReturn2006	4.18%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(2.92%)
2009	rr_AnnualReturn2009	14.78%
2010	rr_AnnualReturn2010	8.57%
2011	rr_AnnualReturn2011	5.97%
2012	rr_AnnualReturn2012	6.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Russell Investment Grade Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[2]
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Russell Investment Grade Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund, and to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Short Duration Bond Fund
RUSSELL SHORT DURATION BOND FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Short Duration Bond Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.30%	0.10%
Total Annual Fund Operating Expenses	[1]	1.00%	1.75%	1.00%	0.75%	0.55%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.05%)
Net Annual Fund Operating Expenses	[1]	0.87%	1.62%	0.87%	0.62%	0.50%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Short Duration Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	460	164	88	64	51
3 Years	668	537	304	226	172
5 Years	893	935	538	403	303
10 Years	1,539	2,048	1,209	916	687

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s characteristics or exposures and it is possible that its judgments regarding a Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund’s use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’ s portfolio instruments or achieving the Fund’s objective.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
               Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 5.84% (2Q/09) Lowest Quarterly Return: (3.76)% (3Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Short Duration Bond Fund	1 Year	5 Years	10 Years
Class A	0.65%	2.74%	2.73%
Class C	3.73%	2.75%	2.35%
Class E	4.53%	3.52%	3.12%
Class Y	4.91%	3.87%	3.43%
Class S	4.80%	3.78%	3.39%
Class S Return After Taxes on Distributions	3.93%	2.69%	2.30%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.20%	2.59%	2.25%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SHORT DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also invest in derivatives, including credit default swaps. The Fund's use of derivatives may cause the Fund's investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund's total investment exposure exceeding the value of its portfolio. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s characteristics or exposures and it is possible that its judgments regarding a Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund’s use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’ s portfolio instruments or achieving the Fund’s objective.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
               Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.84% (2Q/09) Lowest Quarterly Return: (3.76)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Short Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	460
3 Years	rr_ExpenseExampleYear03	668
5 Years	rr_ExpenseExampleYear05	893
10 Years	rr_ExpenseExampleYear10	1,539
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Russell Short Duration Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.62%	[2]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	537
5 Years	rr_ExpenseExampleYear05	935
10 Years	rr_ExpenseExampleYear10	2,048
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Russell Short Duration Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	538
10 Years	rr_ExpenseExampleYear10	1,209
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Russell Short Duration Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	916
2003	rr_AnnualReturn2003	2.45%
2004	rr_AnnualReturn2004	1.22%
2005	rr_AnnualReturn2005	1.45%
2006	rr_AnnualReturn2006	3.76%
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	(4.62%)
2009	rr_AnnualReturn2009	13.16%
2010	rr_AnnualReturn2010	5.04%
2011	rr_AnnualReturn2011	1.30%
2012	rr_AnnualReturn2012	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Russell Short Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[2]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	303
10 Years	rr_ExpenseExampleYear10	687
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Russell Short Duration Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Russell Short Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Russell Tax Exempt Bond Fund
RUSSELL TAX EXEMPT BOND FUND
Investment Objective (Fundamental)
The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax Exempt Bond Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	[1]	0.84%	1.59%	0.84%	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	0.84%	1.55%	0.80%	0.55%
[1]	Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax Exempt Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	457	158	82	56
3 Years	632	499	265	186
5 Years	822	864	464	326
10 Years	1,370	1,890	1,037	737

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax. The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may invest in municipal debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may invest in commercial paper. The Fund may enter into repurchase agreements. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 5.38% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Tax Exempt Bond Fund	1 Year	5 Years	10 Years
Class A	(0.29%)	3.76%	3.17%
Class C	2.87%	3.80%	2.80%
Class E	3.66%	4.58%	3.58%
Class S	3.92%	4.85%	3.84%
Class S Return After Taxes on Distributions	3.92%	4.84%	3.20%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.45%	4.62%	3.13%
Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	3.56%	5.13%	4.30%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL TAX EXEMPT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax. The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may invest in municipal debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may invest in commercial paper. The Fund may enter into repurchase agreements. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.38% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax Exempt Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	457
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,370
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Russell Tax Exempt Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,890
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Russell Tax Exempt Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	464
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Russell Tax Exempt Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	326
10 Years	rr_ExpenseExampleYear10	737
2003	rr_AnnualReturn2003	3.61%
2004	rr_AnnualReturn2004	2.55%
2005	rr_AnnualReturn2005	1.41%
2006	rr_AnnualReturn2006	3.91%
2007	rr_AnnualReturn2007	2.72%
2008	rr_AnnualReturn2008	1.14%
2009	rr_AnnualReturn2009	9.34%
2010	rr_AnnualReturn2010	2.64%
2011	rr_AnnualReturn2011	7.41%
2012	rr_AnnualReturn2012	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Russell Tax Exempt Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Russell Tax Exempt Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Russell Tax Exempt Bond Fund | Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	4.30%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Commodity Strategies Fund
RUSSELL COMMODITY STRATEGIES FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Commodity Strategies Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%	0.11%
Acquired Fund Fees and Expenses	[1]	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	2.09%	2.84%	2.09%	1.84%	1.64%
Less Fee Waivers and Expense Reimbursements	[1]	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Net Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.13%
[1]	Russell Investment Management Company ("RIMCo") has contractually agreed to waive, until February 28, 2014, 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Commodity Strategies Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	726	236	161	135	115
3 Years	1,095	779	551	474	412
5 Years	1,486	1,348	967	837	731
10 Years	2,580	2,896	2,127	1,857	1,636

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands. The Fund's or the Subsidiary's use of derivatives may cause the Fund's or Subsidiary's investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund's or the Subsidiary's total investment exposure exceeding the value of its portfolio.

                The Fund may invest in corporate debt securities, U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

                The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.

                The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries.

               The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple money managers unaffiliated with Russell Investment Management Company ("RIMCo"), each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund' s Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (" IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 15.43% (3Q/12) Lowest Quarter (11.08)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Commodity Strategies Fund	1 Year	Since Inception
Class A	(8.21%)	1.34%
Class C	(3.37%)	2.97%
Class E	(2.62%)	3.73%
Class Y	(2.31%)	4.16%
Class S	(2.41%)	4.01%
Class S Return After Taxes on Distributions	(2.41%)	1.65%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.57%)	2.14%
Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	(1.06%)	4.20%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL COMMODITY STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands. The Fund's or the Subsidiary's use of derivatives may cause the Fund's or Subsidiary's investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund's or the Subsidiary's total investment exposure exceeding the value of its portfolio.

                The Fund may invest in corporate debt securities, U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds"). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

                The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.

                The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries.

               The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

		The Fund employs multiple money managers unaffiliated with Russell Investment Management Company ("RIMCo"), each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund' s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (" IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 15.43% (3Q/12) Lowest Quarter (11.08)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Commodity Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,095
5 Years	rr_ExpenseExampleYear05	1,486
10 Years	rr_ExpenseExampleYear10	2,580
1 Year	rr_AverageAnnualReturnYear01	(8.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Russell Commodity Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.33%	[2]
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,348
10 Years	rr_ExpenseExampleYear10	2,896
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Russell Commodity Strategies Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	967
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Russell Commodity Strategies Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[2]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,857
2011	rr_AnnualReturn2011	(11.67%)
2012	rr_AnnualReturn2012	(2.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Russell Commodity Strategies Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	731
10 Years	rr_ExpenseExampleYear10	1,636
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Russell Commodity Strategies Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Russell Commodity Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Russell Commodity Strategies Fund | Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Russell Investment Management Company ("RIMCo") has contractually agreed to waive, until February 28, 2014, 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Russell Global Infrastructure Fund
RUSSELL GLOBAL INFRASTRUCTURE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Infrastructure Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.33%	0.58%	0.58%	0.33%	0.13%
Total Annual Fund Operating Expenses	[1]	1.83%	2.58%	1.83%	1.58%	1.38%
Less Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.56%	2.31%	1.56%	1.31%	1.13%
[1]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	724	234	159	133	116
3 Years	1,092	776	549	472	413
5 Years	1,484	1,345	964	834	733
10 Years	2,576	2,891	2,123	1,853	1,640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
                The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 7.81% (4Q/11) Lowest Quarter (14.21)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Global Infrastructure Fund	1 Year	Since Inception
Class A	7.60%	5.36%
Class C	13.36%	7.38%
Class E	14.13%	8.17%
Class Y	14.65%	8.63%
Class S	14.44%	8.46%
Class S Return After Taxes on Distributions	13.01%	7.60%
Class S Return After Taxes on Distributions and Sale of Fund Shares	9.87%	6.99%
S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)	10.89%	6.23%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL INFRASTRUCTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 7.81% (4Q/11) Lowest Quarter (14.21)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,092
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	2,576
1 Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Russell Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.31%	[2]
1 Year	rr_ExpenseExampleYear01	234
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,891
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Russell Global Infrastructure Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	549
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,123
1 Year	rr_AverageAnnualReturnYear01	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Russell Global Infrastructure Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[2]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,853
2011	rr_AnnualReturn2011	(0.02%)
2012	rr_AnnualReturn2012	14.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Russell Global Infrastructure Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	413
5 Years	rr_ExpenseExampleYear05	733
10 Years	rr_ExpenseExampleYear10	1,640
1 Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Russell Global Infrastructure Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Russell Global Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Russell Global Infrastructure Fund | S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Russell Global Real Estate Securities Fund
RUSSELL GLOBAL REAL ESTATE SECURITIES FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Real Estate Securities Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.30%	0.10%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	1.10%	0.90%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Real Estate Securities Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	704	213	137	112	91
3 Years	978	657	427	349	286
5 Years	1,271	1,128	739	605	496
10 Years	2,104	2,429	1,622	1,339	1,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Global Real Estate Securities Fund	1 Year	5 Years	10 Years
Class A	20.09%	2.00%	10.04%
Class C	26.46%	2.41%	9.85%
Class E	27.44%	3.17%	10.67%
Class Y	28.01%	3.60%	11.04%
Class S	27.76%	3.44%	10.96%
Class S Return After Taxes on Distributions	25.33%	2.27%	9.04%
Class S Return After Taxes on Distributions and Sale of Fund Shares	18.18%	2.21%	8.79%
FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)	27.73%	0.32%
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	27.73%	3.75%	10.73%
Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)	16.16%	(0.83%)	7.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,271
10 Years	rr_ExpenseExampleYear10	2,104
1 Year	rr_AverageAnnualReturnYear01	20.09%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	10.04%
Russell Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	657
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	2,429
1 Year	rr_AverageAnnualReturnYear01	26.46%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	9.85%
Russell Global Real Estate Securities Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,622
1 Year	rr_AverageAnnualReturnYear01	27.44%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	10.67%
Russell Global Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,339
2003	rr_AnnualReturn2003	37.28%
2004	rr_AnnualReturn2004	35.13%
2005	rr_AnnualReturn2005	12.62%
2006	rr_AnnualReturn2006	35.70%
2007	rr_AnnualReturn2007	(15.76%)
2008	rr_AnnualReturn2008	(37.29%)
2009	rr_AnnualReturn2009	29.72%
2010	rr_AnnualReturn2010	23.15%
2011	rr_AnnualReturn2011	(7.46%)
2012	rr_AnnualReturn2012	27.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.26%)
1 Year	rr_AverageAnnualReturnYear01	27.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	10.96%
Russell Global Real Estate Securities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,103
1 Year	rr_AverageAnnualReturnYear01	28.01%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Russell Global Real Estate Securities Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.33%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Russell Global Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Russell Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10
Russell Global Real Estate Securities Fund | Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	10.73%
Russell Global Real Estate Securities Fund | Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	7.98%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund during the current fiscal year.

Russell Multi-Strategy Alternative Fund
RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to achieve long term capital growth with low correlation to, and lower volatility than, global equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Multi-Strategy Alternative Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Multi-Strategy Alternative Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1][2]	0.58%	0.83%	0.83%	0.58%	0.38%
Acquired Fund Fees and Expenses	[1]	0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	2.46%	3.21%	2.46%	2.21%	2.01%
Less Fee Waivers and Expense Reimbursements	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Annual Fund Operating Expenses	[1]	2.38%	3.13%	2.38%	2.13%	1.93%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary���s net assets (collectively, the "Subsidiary Fees" ). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[2]	(including dividend and interest expenses on short sales of 0.20%)

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Multi-Strategy Alternative Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	802	316	241	216	196
3 Years	1,275	966	742	666	606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund's assets are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers' various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund's investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

               In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance have, among other things, the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund's assets among money managers, RIMCo considers a variety of factors. These factors include a money manager's investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager's typical investment portfolio. RIMCo also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics as a means to manage the Fund's risk exposures.

               The Fund's money managers use the following alternative investment strategies: (1) Relative Value, (2) Event Driven, (3) Equity Hedge and (4) Tactical Trading. Each of these strategies may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

               Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

                Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

                Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

               Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

                The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts ("REITs") that own and/or manage properties.

               The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

                The Fund invests in derivative instruments and may take both long and short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

                The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

                The Fund's or the Subsidiary's use of derivatives may cause the Fund's or Subsidiary's investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund's or the Subsidiary's total investment exposure exceeding the value of its portfolio.

                The Fund may invest directly or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The portion of the Fund's or the Subsidiary's assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial.

                The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

               A portion of the Fund's net assets may be illiquid securities.

               The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

                From time to time, RIMCo may expose cash received from large subscriptions to the performance of appropriate markets on a short-term basis by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts.

               The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (" IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long term capital growth with low correlation to, and lower volatility than, global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund's assets are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers' various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund's investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

               In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance have, among other things, the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund's assets among money managers, RIMCo considers a variety of factors. These factors include a money manager's investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager's typical investment portfolio. RIMCo also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's overall portfolio characteristics as a means to manage the Fund's risk exposures.

               The Fund's money managers use the following alternative investment strategies: (1) Relative Value, (2) Event Driven, (3) Equity Hedge and (4) Tactical Trading. Each of these strategies may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

               Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

                Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

                Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

               Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

                The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts ("REITs") that own and/or manage properties.

               The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

                The Fund invests in derivative instruments and may take both long and short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

                The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

                The Fund's or the Subsidiary's use of derivatives may cause the Fund's or Subsidiary's investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund's or the Subsidiary's total investment exposure exceeding the value of its portfolio.

                The Fund may invest directly or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The portion of the Fund's or the Subsidiary's assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial.

                The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

               A portion of the Fund's net assets may be illiquid securities.

               The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

                From time to time, RIMCo may expose cash received from large subscriptions to the performance of appropriate markets on a short-term basis by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts.

               The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (" IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell Multi-Strategy Alternative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.38%	[2]
1 Year	rr_ExpenseExampleYear01	802
3 Years	rr_ExpenseExampleYear03	1,275
Russell Multi-Strategy Alternative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.13%	[2]
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	966
Russell Multi-Strategy Alternative Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.38%	[2]
1 Year	rr_ExpenseExampleYear01	241
3 Years	rr_ExpenseExampleYear03	742
Russell Multi-Strategy Alternative Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.13%	[2]
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	666
Russell Multi-Strategy Alternative Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.93%	[2]
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	606

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary���s net assets (collectively, the "Subsidiary Fees" ). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[3]	(including dividend and interest expenses on short sales of 0.20%)

Russell Strategic Call Overwriting Fund
RUSSELL STRATEGIC CALL OVERWRITING FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Strategic Call Overwriting Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Strategic Call Overwriting Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.60%	0.85%	0.85%	0.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.66%	2.41%	1.66%	1.41%
Less Fee Waivers and Expense Reimbursements	[1]	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Net Annual Fund Operating Expenses	[1]	1.23%	1.98%	1.23%	0.98%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Strategic Call Overwriting Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	693	201	126	100
3 Years	1,030	711	482	405

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund also writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). The Fund may also write call options on exchange-traded funds ("ETFs") that track an equity market index. The combination of buying common stocks and selling call options is known as "call overwriting." The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. The Fund uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide its sale of index call options. The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Tracking Error Risk. While the Fund's equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  Equity Portfolio Correlation Risk. The effectiveness of the Fund's index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund's equity portfolio does not perform as expected.
  Option Writing Risk. The Fund's call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
  Quantitative Investing. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative models may be flawed and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of a Fund as well as to the expenses and risks of the underlying investment companies.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL STRATEGIC CALL OVERWRITING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 216 and 219, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 30 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund also writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). The Fund may also write call options on exchange-traded funds ("ETFs") that track an equity market index. The combination of buying common stocks and selling call options is known as "call overwriting." The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. The Fund uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide its sale of index call options. The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's characteristics or exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Tracking Error Risk. While the Fund's equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  Equity Portfolio Correlation Risk. The effectiveness of the Fund's index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund's equity portfolio does not perform as expected.
  Option Writing Risk. The Fund's call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
  Quantitative Investing. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative models may be flawed and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Fund to a heightened risk of loss.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of a Fund as well as to the expenses and risks of the underlying investment companies.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell Strategic Call Overwriting Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	1,030
Russell Strategic Call Overwriting Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%	[2]
1 Year	rr_ExpenseExampleYear01	201
3 Years	rr_ExpenseExampleYear03	711
Russell Strategic Call Overwriting Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	482
Russell Strategic Call Overwriting Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	405

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."

Russell Money Market Fund
RUSSELL MONEY MARKET FUND
Investment Objective (Non-Fundamental)
The Fund seeks to preserve principal and provide liquidity and current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Money Market Fund (USD $)	Class A	Class S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Money Market Fund		Class A Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.10%	none
Other Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses	[1]	0.66%	0.56%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.50%	0.29%
[1]	Until February 28, 2014, Russell Investment Management Company (���RIMCo���) has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company (���RFSC���) has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval. ���Less Fee Waivers and Expense Reimbursements��� and ���Net Annual Fund Operating Expenses��� have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
1 Year	51	30
3 Years	195	152
5 Years	352	285
10 Years	808	673

Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and (ii) debt securities that are guaranteed under current or future U.S. government programs. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund’s average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 1.34% (3Q/07) Lowest Quarterly Return: 0.00% (4Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Russell Money Market Fund	1 Year	5 Years	10 Years
Class A	none	0.62%	1.86%
Class S	none	0.65%	1.92%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal and provide liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

		The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and (ii) debt securities that are guaranteed under current or future U.S. government programs. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.34% (3Q/07) Lowest Quarterly Return: 0.00% (4Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund’s average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance is no indication of future results. More current performance information is available at www.russell.com.
Russell Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	808
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Russell Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	673
2003	rr_AnnualReturn2003	1.12%
2004	rr_AnnualReturn2004	1.32%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	5.05%
2007	rr_AnnualReturn2007	5.37%
2008	rr_AnnualReturn2008	2.93%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.92%

[1]	Until February 28, 2014, Russell Investment Management Company (���RIMCo���) has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company (���RFSC���) has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval. ���Less Fee Waivers and Expense Reimbursements��� and ���Net Annual Fund Operating Expenses��� have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.

Conservative Strategy Fund
CONSERVATIVE STRATEGY FUND
Investment Objective
The Fund seeks to provide high current income and low long term capital appreciation.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.53%	0.53%	0.28%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	1.36%	2.11%	1.36%	1.11%	1.36%	1.61%	1.11%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.31%)	(0.31%)	(0.31%)	(0.16%)
Net Annual Fund Operating Expenses	[1]	1.20%	1.95%	1.20%	0.80%	1.05%	1.30%	0.95%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Conservative Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	690	198	122	81	107	132	96
3 Years	965	644	414	321	399	476	336
5 Years	1,260	1,117	727	579	713	844	594
10 Years	2,098	2,424	1,616	1,319	1,603	1,880	1,332

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 14% to equity Underlying Funds, 78% to fixed income Underlying Funds and 8% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (" RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

               RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 9.83% (2Q/09) Lowest Quarterly Return: (7.78)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Conservative Strategy Fund	1 Year	5 Years	10 Years
Class A	2.06%	3.05%	4.20%
Class C	7.41%	3.48%	4.03%
Class R1	8.70%	4.60%	5.11%
Class R2	8.43%	4.32%	4.85%
Class R3	8.09%	4.07%	4.60%
Class S	8.59%	4.53%	5.08%
Class E	8.30%	4.26%	4.82%
Class E Return After Taxes on Distributions	7.25%	2.97%	3.59%
Class E Return After Taxes on Distributions and Sale of Fund Shares	5.50%	2.88%	3.46%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CONSERVATIVE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and low long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. “Other Expenses,” “Total Annual Fund Operating Expenses,” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 14% to equity Underlying Funds, 78% to fixed income Underlying Funds and 8% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (" RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

               RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.83% (2Q/09) Lowest Quarterly Return: (7.78)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Conservative Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,098
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Conservative Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,117
10 Years	rr_ExpenseExampleYear10	2,424
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Conservative Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	727
10 Years	rr_ExpenseExampleYear10	1,616
2003	rr_AnnualReturn2003	7.98%
2004	rr_AnnualReturn2004	4.42%
2005	rr_AnnualReturn2005	2.73%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	5.48%
2008	rr_AnnualReturn2008	(15.41%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	10.06%
2011	rr_AnnualReturn2011	1.76%
2012	rr_AnnualReturn2012	8.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.78%)
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Conservative Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,319
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Conservative Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,603
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Conservative Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	476
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,880
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Conservative Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	594
10 Years	rr_ExpenseExampleYear10	1,332
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Conservative Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Conservative Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Conservative Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Conservative Strategy Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Moderate Strategy Fund
MODERATE STRATEGY FUND
Investment Objective
The Fund seeks to provide high current income and moderate long term capital appreciation.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.44%	2.19%	1.44%	1.19%	1.44%	1.69%	1.19%
Less Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.30%)	(0.30%)	(0.30%)	(0.15%)
Net Annual Fund Operating Expenses	[1]	1.29%	2.04%	1.29%	0.89%	1.14%	1.39%	1.04%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Moderate Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	699	207	132	91	116	142	106
3 Years	991	671	441	349	427	504	364
5 Years	1,304	1,162	774	627	760	891	641
10 Years	2,190	2,514	1,714	1,419	1,701	1,975	1,432

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 30% to equity Underlying Funds, 58% to fixed income Underlying Funds and 12% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

                RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions.

A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo' s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 12.59% (2Q/09) Lowest Quarterly Return: (12.21)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Moderate Strategy Fund	1 Year	5 Years	10 Years
Class A	3.93%	1.99%	5.16%
Class C	9.56%	2.43%	4.99%
Class R1	10.77%	3.54%	6.01%
Class R2	10.49%	3.28%	5.81%
Class R3	10.25%	3.02%	5.55%
Class S	10.56%	3.45%	6.04%
Class E	10.26%	3.20%	5.78%
Class E Return After Taxes on Distributions	9.36%	2.04%	4.62%
Class E Return After Taxes on Distributions and Sale of Fund Shares	6.81%	2.06%	4.39%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MODERATE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and moderate long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 30% to equity Underlying Funds, 58% to fixed income Underlying Funds and 12% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

                RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions.

A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo' s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.59% (2Q/09) Lowest Quarterly Return: (12.21)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Moderate Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	991
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Moderate Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.04%	[2]
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	671
5 Years	rr_ExpenseExampleYear05	1,162
10 Years	rr_ExpenseExampleYear10	2,514
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Moderate Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	774
10 Years	rr_ExpenseExampleYear10	1,714
2003	rr_AnnualReturn2003	14.43%
2004	rr_AnnualReturn2004	7.35%
2005	rr_AnnualReturn2005	4.54%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	(23.61%)
2009	rr_AnnualReturn2009	24.01%
2010	rr_AnnualReturn2010	12.17%
2011	rr_AnnualReturn2011	(0.09%)
2012	rr_AnnualReturn2012	10.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Moderate Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,419
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Moderate Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,701
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Moderate Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	891
10 Years	rr_ExpenseExampleYear10	1,975
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Moderate Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Moderate Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Moderate Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Moderate Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Moderate Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Balanced Strategy Fund
BALANCED STRATEGY FUND
Investment Objective
The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.26%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	[1]	1.54%	2.29%	1.54%	1.29%	1.54%	1.79%	1.29%
Less Fee Waivers and Expense Reimbursements	[1]	(0.14%)	(0.14%)	(0.14%)	(0.29%)	(0.29%)	(0.29%)	(0.14%)
Net Annual Fund Operating Expenses	[1]	1.40%	2.15%	1.40%	1.00%	1.25%	1.50%	1.15%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Balanced Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	710	218	143	102	128	153	117
3 Years	1,021	703	474	381	459	536	396
5 Years	1,355	1,214	828	681	814	944	696
10 Years	2,296	2,618	1,826	1,534	1,813	2,084	1,547

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a " fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 49% to equity Underlying Funds, 38% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 15.28% (2Q/09) Lowest Quarterly Return: (16.28)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Balanced Strategy Fund	1 Year	5 Years	10 Years
Class A	5.82%	0.63%	6.03%
Class C	11.33%	1.07%	5.86%
Class R1	12.66%	2.17%	6.97%
Class R2	12.31%	1.91%	6.69%
Class R3	12.21%	1.68%	6.44%
Class S	12.56%	2.10%	6.94%
Class E	12.25%	1.84%	6.66%
Class E Return After Taxes on Distributions	11.59%	0.87%	5.61%
Class E Return After Taxes on Distributions and Sale of Fund Shares	8.16%	1.06%	5.30%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	16.73%	(3.23%)	8.85%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. “Other Expenses,” “Total Annual Fund Operating Expenses,” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a " fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 49% to equity Underlying Funds, 38% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.28% (2Q/09) Lowest Quarterly Return: (16.28)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Balanced Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Balanced Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%	[2]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,214
10 Years	rr_ExpenseExampleYear10	2,618
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Balanced Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	1,826
2003	rr_AnnualReturn2003	21.82%
2004	rr_AnnualReturn2004	10.92%
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	12.84%
2007	rr_AnnualReturn2007	6.78%
2008	rr_AnnualReturn2008	(29.92%)
2009	rr_AnnualReturn2009	26.58%
2010	rr_AnnualReturn2010	13.41%
2011	rr_AnnualReturn2011	(3.01%)
2012	rr_AnnualReturn2012	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Balanced Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	12.66%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Balanced Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	1,813
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Balanced Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,084
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Balanced Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,547
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Balanced Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Balanced Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Balanced Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Balanced Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Balanced Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	8.85%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Growth Strategy Fund
GROWTH STRATEGY FUND
Investment Objective
The Fund seeks to provide high long term capital appreciation with low current income.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Growth Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.26%	0.51%	0.51%	0.26%	0.51%	0.51%	0.26%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	1.61%	1.36%	1.61%	1.86%	1.36%
Less Fee Waivers and Expense Reimbursements	[1]	(0.14%)	(0.14%)	(0.14%)	(0.29%)	(0.29%)	(0.29%)	(0.14%)
Net Annual Fund Operating Expenses	[1]	1.47%	2.22%	1.47%	1.07%	1.32%	1.57%	1.22%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	716	225	150	109	135	160	125
3 Years	1,042	724	496	403	481	558	418
5 Years	1,390	1,250	865	719	851	981	733
10 Years	2,369	2,689	1,903	1,614	1,891	2,160	1,627

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 63% to equity Underlying Funds, 19% to fixed income Underlying Funds and 18% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Growth Strategy Fund	1 Year	5 Years	10 Years
Class A	6.89%	(1.07%)	6.32%
Class C	12.56%	(0.63%)	6.15%
Class R1	13.78%	0.43%	7.24%
Class R2	13.55%	0.20%	6.99%
Class R3	13.24%	(0.07%)	6.71%
Class S	13.68%	0.37%	7.21%
Class E	13.29%	0.11%	6.94%
Class E Return After Taxes on Distributions	12.90%	(0.63%)	6.10%
Class E Return After Taxes on Distributions and Sale of Fund Shares	8.88%	(0.24%)	5.75%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	16.73%	(3.23%)	8.85%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation with low current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 63% to equity Underlying Funds, 19% to fixed income Underlying Funds and 18% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Growth Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[2]
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,042
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,369
1 Year	rr_AverageAnnualReturnYear01	6.89%
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10	6.32%
Growth Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.22%	[2]
1 Year	rr_ExpenseExampleYear01	225
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,689
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	6.15%
Growth Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[2]
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	1,903
2003	rr_AnnualReturn2003	28.55%
2004	rr_AnnualReturn2004	12.94%
2005	rr_AnnualReturn2005	8.37%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	7.04%
2008	rr_AnnualReturn2008	(36.14%)
2009	rr_AnnualReturn2009	28.84%
2010	rr_AnnualReturn2010	14.17%
2011	rr_AnnualReturn2011	(5.53%)
2012	rr_AnnualReturn2012	13.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Growth Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	719
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Growth Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[2]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	481
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,891
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Growth Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[2]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,160
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	6.71%
Growth Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	733
10 Years	rr_ExpenseExampleYear10	1,627
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Growth Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	6.10%
Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	5.75%
Growth Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Growth Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	8.85%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Equity Growth Strategy Fund
EQUITY GROWTH STRATEGY FUND
Investment Objective
The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Equity Growth Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	[1]	1.68%	2.43%	1.68%	1.43%	1.68%	1.93%	1.43%
Less Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.30%)	(0.30%)	(0.30%)	(0.15%)
Net Annual Fund Operating Expenses	[1]	1.53%	2.28%	1.53%	1.13%	1.38%	1.63%	1.28%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Equity Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	722	231	156	115	141	166	130
3 Years	1,061	743	515	423	501	577	438
5 Years	1,422	1,282	899	753	885	1,014	768
10 Years	2,437	2,756	1,975	1,688	1,963	2,230	1,701

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 75% to equity Underlying Funds, 5% to fixed income Underlying Funds and 20% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns Equity Growth Strategy Fund	1 Year	5 Years	10 Years
Class A	8.16%	(2.86%)	6.61%
Class C	13.90%	(2.43%)	6.27%
Class R1	15.25%	(1.38%)	7.38%
Class R2	14.89%	(1.63%)	7.11%
Class R3	14.67%	(1.86%)	6.85%
Class S	14.88%	(1.48%)	7.34%
Class E	14.66%	(1.71%)	7.06%
Class E Return After Taxes on Distributions	14.43%	(2.21%)	6.41%
Class E Return After Taxes on Distributions and Sale of Fund Shares	9.81%	(1.61%)	6.02%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	16.73%	(3.23%)	8.85%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY GROWTH STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 125 and 128, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. “Other Expenses,” “Total Annual Fund Operating Expenses,” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds" ). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of March 1, 2013 is 75% to equity Underlying Funds, 5% to fixed income Underlying Funds and 20% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Equity Growth Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,061
5 Years	rr_ExpenseExampleYear05	1,422
10 Years	rr_ExpenseExampleYear10	2,437
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	(2.86%)
10 Years	rr_AverageAnnualReturnYear10	6.61%
Equity Growth Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.28%	[2]
1 Year	rr_ExpenseExampleYear01	231
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,756
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	(2.43%)
10 Years	rr_AverageAnnualReturnYear10	6.27%
Equity Growth Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	1,975
2003	rr_AnnualReturn2003	34.05%
2004	rr_AnnualReturn2004	14.88%
2005	rr_AnnualReturn2005	9.97%
2006	rr_AnnualReturn2006	18.59%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(42.07%)
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(7.14%)
2012	rr_AnnualReturn2012	14.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
10 Years	rr_AverageAnnualReturnYear10	7.06%
Equity Growth Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	753
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	15.25%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	7.38%
Equity Growth Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.38%	[2]
1 Year	rr_ExpenseExampleYear01	141
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	1,963
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
10 Years	rr_AverageAnnualReturnYear10	7.11%
Equity Growth Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.63%	[2]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	577
5 Years	rr_ExpenseExampleYear05	1,014
10 Years	rr_ExpenseExampleYear10	2,230
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
10 Years	rr_AverageAnnualReturnYear10	6.85%
Equity Growth Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	1,701
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	7.34%
Equity Growth Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	(2.21%)
10 Years	rr_AverageAnnualReturnYear10	6.41%
Equity Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	6.02%
Equity Growth Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Equity Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	(3.23%)
10 Years	rr_AverageAnnualReturnYear10	8.85%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

2015 Strategy Fund
2015 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2015 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2015 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[1]	0.65%	0.90%	1.15%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	67	92	118
3 Years	209	288	367
5 Years	365	501	635
10 Years	816	1,113	1,402

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 30% to equity Underlying Funds, 64% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
                The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (6.68)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2015 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	11.08%	4.45%	[1]	Mar 31, 2008
Class R3	10.29%	4.10%	[1]	Mar 31, 2008
Class R1	10.90%	4.62%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	9.54%	3.36%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	7.48%	3.25%	[1]	Mar 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.79%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2015 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 30% to equity Underlying Funds, 64% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
                The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (6.68)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2015 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	816
2009	rr_AnnualReturn2009	25.36%
2010	rr_AnnualReturn2010	12.99%
2011	rr_AnnualReturn2011	0.93%
2012	rr_AnnualReturn2012	10.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
1 Year	rr_AverageAnnualReturnYear01	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,113
1 Year	rr_AverageAnnualReturnYear01	11.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	1,402
1 Year	rr_AverageAnnualReturnYear01	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2020 Strategy Fund
2020 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2020 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2020 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	[1]	0.96%	0.96%	0.71%	0.96%	1.21%	0.71%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2020 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	667	98	72	98	123	72
3 Years	862	305	226	305	383	226
5 Years	1,073	529	393	529	663	393
10 Years	1,681	1,174	878	1,174	1,462	878

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 40% to equity Underlying Funds, 54% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 14.74% (2Q/09) Lowest Quarterly Return: (15.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2020 Strategy Fund	1 Year	5 Years	Since Inception
Class A	5.08%	1.22%	3.91%
Class E	11.45%	2.45%	4.70%
Class R1	11.79%	2.68%	4.95%
Class R2	11.54%	2.42%	4.68%
Class R3	11.25%	2.16%	4.41%
Class S	11.79%	2.70%	4.95%
Class S Return After Taxes on Distributions	10.75%	1.66%	3.87%
Class S Return After Taxes on Distributions and Sale of Fund Shares	7.83%	1.71%	3.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.42%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 40% to equity Underlying Funds, 54% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 14.74% (2Q/09) Lowest Quarterly Return: (15.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2020 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3]
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	862
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	1,681
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
2020 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,174
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
2020 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[3]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	878
1 Year	rr_AverageAnnualReturnYear01	11.79%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
2020 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,174
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
2020 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[3]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	1,462
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
2020 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[3]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	878
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	12.95%
2007	rr_AnnualReturn2007	7.12%
2008	rr_AnnualReturn2008	(28.82%)
2009	rr_AnnualReturn2009	26.65%
2010	rr_AnnualReturn2010	13.68%
2011	rr_AnnualReturn2011	(0.28%)
2012	rr_AnnualReturn2012	11.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.79%)
1 Year	rr_AverageAnnualReturnYear01	11.79%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
2020 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
2020 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
2020 Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2025 Strategy Fund
2025 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2025 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2025 Strategy Fund		Class R1	Class R2	Class R3
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	0.77%	1.02%	1.27%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2025 Strategy Fund (USD $)	Class R1	Class R2	Class R3
1 Year	79	104	129
3 Years	246	325	403
5 Years	428	563	697
10 Years	955	1,248	1,534

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 51% to equity Underlying Funds, 42% to fixed income Underlying Funds and 7% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (11.41)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2025 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	12.87%	2.82%	[1]	Mar 31, 2008
Class R3	12.45%	2.53%	[1]	Mar 31, 2008
Class R1	13.00%	3.06%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	11.81%	2.15%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	9.09%	2.15%	[1]	Mar 31, 2008
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	4.18%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2025 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 51% to equity Underlying Funds, 42% to fixed income Underlying Funds and 7% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (11.41)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2025 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	955
2009	rr_AnnualReturn2009	28.51%
2010	rr_AnnualReturn2010	14.60%
2011	rr_AnnualReturn2011	(2.03%)
2012	rr_AnnualReturn2012	13.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
1 Year	rr_AverageAnnualReturnYear01	13.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2030 Strategy Fund
2030 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2030 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2030 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	1.07%	1.07%	0.82%	1.07%	1.32%	0.82%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2030 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	678	109	84	109	134	84
3 Years	896	340	262	340	418	262
5 Years	1,131	590	455	590	723	455
10 Years	1,805	1,305	1,013	1,305	1,590	1,013

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 65% to equity Underlying Funds, 26% to fixed income Underlying Funds and 9% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 19.25% (2Q/09) Lowest Quarterly Return: (22.47)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2030 Strategy Fund	5 Years	10 Years	Since Inception
Class A	7.14%	(1.30%)	2.74%
Class E	13.80%	(0.28%)	3.41%
Class R1	14.02%	none	3.69%
Class R2	13.66%	(0.25%)	3.43%
Class R3	13.34%	(0.50%)	3.18%
Class S	14.02%	none	3.69%
Class S Return After Taxes on Distributions	13.40%	(0.56%)	2.92%
Class S Return After Taxes on Distributions and Sale of Fund Shares	9.39%	(0.27%)	2.81%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	4.54%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2030 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 65% to equity Underlying Funds, 26% to fixed income Underlying Funds and 9% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.25% (2Q/09) Lowest Quarterly Return: (22.47)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2030 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	1,805
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
2030 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,305
5 Years	rr_AverageAnnualReturnYear05	13.80%
10 Years	rr_AverageAnnualReturnYear10	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
2030 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,013
5 Years	rr_AverageAnnualReturnYear05	14.02%
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
2030 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,305
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
2030 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[3]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	(0.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
2030 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,013
Annual Return 2005	rr_AnnualReturn2005	7.35%
2006	rr_AnnualReturn2006	15.80%
2007	rr_AnnualReturn2007	7.47%
2008	rr_AnnualReturn2008	(38.99%)
2009	rr_AnnualReturn2009	30.56%
2010	rr_AnnualReturn2010	15.16%
2011	rr_AnnualReturn2011	(4.37%)
2012	rr_AnnualReturn2012	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
5 Years	rr_AverageAnnualReturnYear05	14.02%
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
2030 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	13.40%
10 Years	rr_AverageAnnualReturnYear10	(0.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
2030 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
2030 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	16.42%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2035 Strategy Fund
2035 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2035 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.36%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	88	113	138
3 Years	274	353	431
5 Years	477	611	745
10 Years	1,060	1,351	1,635

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2035 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	14.79%	1.66%	[1]	Mar 31, 2008
Class R3	14.54%	1.43%	[1]	Mar 31, 2008
Class R1	15.09%	1.94%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	14.17%	1.31%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	10.71%	1.40%	[1]	Mar 31, 2008
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	4.18%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2035 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2035 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
2009	rr_AnnualReturn2009	30.94%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.16%)
2012	rr_AnnualReturn2012	15.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
1 Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	14.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2040 Strategy Fund
2040 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2040 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2040 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	1.11%	1.11%	0.86%	1.11%	1.36%	0.86%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2040 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	682	113	88	113	138	88
3 Years	907	353	274	353	431	274
5 Years	1,151	611	477	611	745	477
10 Years	1,849	1,351	1,060	1,351	1,635	1,060

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2040 Strategy Fund	1 Year	5 Years	Since Inception
Class A	8.21%	(1.50%)	2.77%
Class E	14.79%	(0.35%)	3.53%
Class R1	15.11%	(0.09%)	3.80%
Class R2	14.73%	(0.34%)	3.54%
Class R3	14.57%	(0.58%)	3.28%
Class S	15.11%	(0.09%)	3.80%
Class S Return After Taxes on Distributions	14.65%	(0.55%)	3.11%
Class S Return After Taxes on Distributions and Sale of Fund Shares	10.14%	(0.29%)	2.96%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	4.54%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2040 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2040 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[3]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
2040 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[3]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
2040 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
2040 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[3]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
2040 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[3]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
2040 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
2005	rr_AnnualReturn2005	8.02%
2006	rr_AnnualReturn2006	16.77%
2007	rr_AnnualReturn2007	7.33%
2008	rr_AnnualReturn2008	(39.40%)
2009	rr_AnnualReturn2009	30.66%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.19%)
2012	rr_AnnualReturn2012	15.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
2040 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
2040 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
2040 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2045 Strategy Fund
2045 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2045 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.36%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	88	113	138
3 Years	274	353	431
5 Years	477	611	745
10 Years	1,060	1,351	1,635

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor’s retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s characteristics or exposures and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund’s portfolio instruments or achieving the Underlying Fund’s objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2045 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	14.87%	1.76%	[1]	Mar 31, 2008
Class R3	14.62%	1.48%	[1]	Mar 31, 2008
Class R1	15.23%	2.01%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	14.41%	1.23%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	10.64%	1.41%	[1]	Mar 31, 2008
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	4.18%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2045 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor’s retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s characteristics or exposures and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund’s portfolio instruments or achieving the Underlying Fund’s objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2045 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
2009	rr_AnnualReturn2009	31.04%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.20%)
2012	rr_AnnualReturn2012	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.15%)
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	14.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2050 Strategy Fund
2050 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2050 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.36%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	88	113	138
3 Years	274	353	431
5 Years	477	611	745
10 Years	1,060	1,351	1,635

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2050 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	14.92%	2.12%	[1]	Mar 31, 2008
Class R3	14.56%	1.87%	[1]	Mar 31, 2008
Class R1	15.11%	2.39%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	14.50%	1.06%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	10.33%	1.62%	[1]	Mar 31, 2008
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	4.18%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2050 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2050 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
2009	rr_AnnualReturn2009	30.67%
2010	rr_AnnualReturn2010	15.30%
2011	rr_AnnualReturn2011	(5.07%)
2012	rr_AnnualReturn2012	15.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	15.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	14.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2055 Strategy Fund
2055 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2055 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.36%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	88	113	138
3 Years	274	353	431
5 Years	477	611	745
10 Years	1,060	1,351	1,635

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns 2055 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	14.70%	4.14%	[1]	Dec 31, 2010
Class R3	14.45%	3.91%	[1]	Dec 31, 2010
Class R1	15.01%	4.43%	[1]	Dec 31, 2010
Class R1 Return After Taxes on Distributions	14.27%	3.83%	[1]	Dec 31, 2010
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	10.23%	3.57%	[1]	Dec 31, 2010
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	16.42%	8.71%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2055 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of March 1, 2013 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

               Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

               A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2055 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,060
2011	rr_AnnualReturn2011	(5.19%)
2012	rr_AnnualReturn2012	15.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	15.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_AverageAnnualReturnYear01	14.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo") agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

In Retirement Fund
IN RETIREMENT FUND
Investment Objective
The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund
               The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees In Retirement Fund		Class A		Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses In Retirement Fund		Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	0.88%	0.63%	0.88%	1.13%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
               This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example In Retirement Fund (USD $)	Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	660	65	90	115
3 Years	840	202	281	360
5 Years	1,036	352	489	623
10 Years	1,599	789	1,087	1,377

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
               The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to alternative Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
               The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Average annual total returns for the periods ended December 31, 2012
Average Annual Total Returns In Retirement Fund	1 Year	Since Inception		Inception Date
Class A	3.60%	3.76%	[1]
Class R2	9.91%	5.06%	[1]	Mar 31, 2008
Class R3	9.69%	4.78%	[1]	Mar 31, 2008
Class R1	10.15%	5.32%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	8.88%	3.94%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	6.79%	3.77%	[1]	Mar 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.79%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IN RETIREMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 148 and 151, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 23 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to alternative Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

                Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

                The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
               The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
In Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	840
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	1,599
1 Year	rr_AverageAnnualReturnYear01	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[4]
In Retirement Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[3]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	789
2009	rr_AnnualReturn2009	22.86%
2010	rr_AnnualReturn2010	12.04%
2011	rr_AnnualReturn2011	1.75%
2012	rr_AnnualReturn2012	10.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.10%)
1 Year	rr_AverageAnnualReturnYear01	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,087
1 Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,377
1 Year	rr_AverageAnnualReturnYear01	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[4]

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[4]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013